Consolidated Statements of Operations (Unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 366	$ 1,753	$ 7,803	$ 5,096
Operating expenses:
Research and development	814	3,963	7,160	12,002
General and administrative	2,209	1,729	5,836	5,609
Loss on MannKind Transaction			2,618
Total operating expenses	3,023	5,692	15,614	17,611
Loss from operations	(2,657)	(3,939)	(7,811)	(12,515)
Other income (expense):
Interest income	101	217	394	675
Other expense, net	(31)	(52)	(156)	(198)
Total other income, net	70	165	238	477
Net loss	$ (2,587)	$ (3,774)	$ (7,573)	$ (12,038)
Net loss per share attributable to common stockholders - basic	$ (0.71)	$ (1.03)	$ (2.07)	$ (3.3)
Net loss per share attributable to common stockholders - diluted	$ (0.71)	$ (1.03)	$ (2.07)	$ (3.3)
Weighted average common shares outstanding - basic	3,652,285	3,652,285	3,652,285	3,651,785
Weighted average common shares outstanding - diluted	3,652,285	3,652,285	3,652,285	3,651,785